Pensions and other post-employment benefits - Defined benefit pension obligation (Details) - Defined benefit pension plan - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Funded and Unfunded plans
Defined benefit pension obligation	£ (665)	£ (675)
Funded
Funded and Unfunded plans
Defined benefit pension obligation	(651)	(662)
Unfunded
Funded and Unfunded plans
Defined benefit pension obligation	£ (14)	£ (13)